Stockholder Notes (Detail Textuals) - USD ($)	1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 31, 2014	Jun. 30, 2014	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2016
Stockholder Notes [Line Items]
Repayment of stockholder notes				$ 6,073,383	$ 11,601,696	$ 7,888,658
Interest expense related to the stockholder notes					589,675	1,869,113
Stockholder notes					$ 4,612,500	16,214,196	$ 4,600,000
Series A redeemable preferred stock
Stockholder Notes [Line Items]
Notes issued			$ 3,364,534
Interest rate			4.00%		4.00%
Notes offset against collateral						64,000
Principal payments of notes					$ 800,534	2,050,000
Stockholder notes						800,534
Series A redeemable preferred stock | Investors
Stockholder Notes [Line Items]
Notes issued			$ 3,364,534
Notes offset against collateral						100,000
Series A redeemable preferred stock | CEO
Stockholder Notes [Line Items]
Notes offset against collateral						64,000
Parilis Series A repurchase notes
Stockholder Notes [Line Items]
Notes issued		$ 2,761,818
Cumulative unpaid dividends		$ 331,818
Principal payments of notes					2,275,818	486,000
Number of unit repurchase		1,215
Preferred stock price per units		$ 2,000
Stockholder notes						2,275,818
Restricted stock repurchase notes
Stockholder Notes [Line Items]
Repayment of stockholder notes			297,750
Repurchase of restricted stock in exchange for notes payable			$ 1,097,750
Stockholder notes					800,000	1,097,750
Restricted stock repurchase notes | Minimum
Stockholder Notes [Line Items]
Interest rate			0.00%
Restricted stock repurchase notes | Maximum
Stockholder Notes [Line Items]
Interest rate			4.00%
Common stock repurchase note
Stockholder Notes [Line Items]
Interest rate	12.00%	12.00%
Repurchase of restricted stock in exchange for notes payable	$ 2,000,000	$ 2,000,000
Stockholder notes					2,812,500	2,812,500
Convertible note
Stockholder Notes [Line Items]
Stockholder notes						2,000,000
Working capital notes
Stockholder Notes [Line Items]
Note collateralized by common shares					300,000
Stockholder notes					$ 1,000,000	$ 7,227,594
Working capital notes | Minimum
Stockholder Notes [Line Items]
Interest rate					0.00%
Working capital notes | Maximum
Stockholder Notes [Line Items]
Interest rate					30.00%